Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

15.   Share-based compensation

Time Restricted Stock Units

As of December 31, 2025, the Company has granted 2,187,684 TRSUs to certain of its officers and directors under its 2013 Equity Incentive Plan (as amended and restated), that will vest in three equal annual tranches from the date of grant. Changes in the TRSUs for the years ended December 31, 2025, 2024, and 2023 are set forth below:

	2025		2024		2023
		Weighted average		Weighted average		Weighted average
	Number of	fair value at grant	Number of	fair value at grant	Number of	fair value at grant
	TRSUs	date	TRSUs	date	TRSUs	date
Balance as of January 1	283,757	$13.04	677,739	$7.70	908,209	$5.31
TRSUs granted during the year	170,481	$9.53	134,175	$16.99	172,034	$14.70
TRSUs vested during the year	(247,743)	$(8.02)	(528,157)	$(7.19)	(402,504)	$(5.30)
Balance as of December 31 (none of which are vested)	206,495	$16.17	283,757	$13.04	677,739	$7.70

The total cost related to non-vested awards expected to be recognized through 2028 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2026	901
2027	374
2028	53
1,328

Performance-Based Restricted Stock Units

As of December 31, 2025, the Company has granted 138,144 PRSUs to certain of its officers and directors under its 2013 Equity Incentive Plan (as amended and restated), that will vest in one tranche to the extent earned, contingent upon the Company’s relative total shareholder return (“TSR”), which represents a market condition, and the grantee’s continued employment with the Company through the vesting date.

The TSR is calculated based on the Company’s total shareholder return compared to that of certain peer companies specified in the award agreements over the performance period and is calculated based on the change in the average daily closing stock price over a 30 trading-day period from the beginning to the end of the performance period, including reinvested dividends. The total quantity of PRSUs eligible to vest under these awards range from zero to 200% of the target based on actual relative TSR performance during the performance period. The grant date fair value of the TSR awards was estimated using a Monte Carlo simulation model. Compensation for these awards is being amortized over the service period.

Changes in the PRSUs for the years ended December 31, 2025 and 2024 are set forth below:

	For the years ended December 31
	2025	2024
	Number of PRSUs	Number of PRSUs
Outstanding as of January 1	86,607	38,713
Granted	51,537	47,894
Vested	-	-

Balance as of December 31	138,144	86,607

Significant inputs used in the estimation of the fair value of these awards granted during 2025 and 2024 are as follows:

	2025	2024
Closing share price of our common stock	$9.06	$16.25
Risk-free rate of return	3.95%	4.27%
Expected volatility of our common stock	46.59%	52.11%
Holding period discount	0.00%	0.00%
Simulation term (in years)	3.00	3.00

The total cost related to non-vested awards expected to be recognized through 2028 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2026	392
2027	214
2028	30
636